Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	$ 249	$ 216
Deferred income tax liabilities	3,145	2,907
Deferred income tax liability	2,896	2,691	$ 2,187
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	177	(273)
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	387	412
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	25	11
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	270	261
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	(9)	(198)
Pension and other post retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	145	130
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	(13)	44
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	107	110
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	3	10
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	227	0
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	55	0
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	51	58
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	7	(3)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	59	54
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	(5)	(13)
Derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	9	17
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	5	15
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	61	57
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	4	18
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,647	3,218
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	147	(132)
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	523	546
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	(58)	(31)
Other Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	42	26
Income tax expense (recovery) recognized in net earnings (loss) from continuing operations	$ 16	$ 6